Director M Access
Separate Account Three
Hartford Life Insurance Company

File No. 333-119419

Supplement Dated March 7, 2007 to the Prospectus Dated August 14, 2006

Supplement Dated March 7, 2007 to your Prospectus

Effective on May 1, 2007, the following Underlying Funds will be added in alphabetical order to the section entitled “Synopsis” in the Annual Fund Operating Expense table, and the Fund Sub-Accounts will be added in alphabetical order to the section entitled “General Contract Information” under the sub-section entitled “The Funds”:

AllianceBernstein Global Research Growth
AllianceBernstein International Value
Hartford Global Advisers HLS
Hartford Global Leaders HLS
Hartford International Capital Appreciation HLS
Hartford International Opportunities HLS
Hartford International Small Company HLS
Oppenheimer Global Securities VA
Putnam Global Asset Allocation
Putnam International Equity
Van Kampen – UIF Emerging Markets Equity

This supplement should be retained with the prospectus for future reference.

HV-6093